Consolidated Statements of Changes in Shareholders Equity - CAD ($)	Shares Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 191,358,298	$ 5,310,291	$ (42,826,554)	$ 153,842,035
Balance share at Dec. 31, 2016	221,516,735
Statement Line Items [Line Items]
Stock options exercised	$ 4,028,057	(1,782,269)		2,245,788
Stock options exercised, shares	2,448,916
Shares issued pursuant to the arrangement	$ 24,970,694			24,970,694
Shares issued pursuant to the arrangement, shares	9,352,320
Warrants exercised	$ 584,056	(332,551)		251,505
Warrants exercised, shares	218,700
Issuance of replacement stock options and warrants		576,506		576,506
Adjustment in investment in associated company		(218,874)	227,836	8,962
Stock options expired		(183,406)	183,406
Share-based compensation		3,136,225		3,136,225
Net loss for the year			(11,426,786)	(11,426,786)
Balance at Dec. 31, 2017	$ 220,941,105	6,505,922	(53,842,098)	173,604,929
Balance share at Dec. 31, 2017	233,536,671
Statement Line Items [Line Items]
Shares issued for cash	$ 48,907,549			48,907,549
Shares issued for cash, shares	23,857,341
Share issuance costs	$ (3,089,463)			(3,089,463)
Stock options exercised	$ 3,754,710	(1,641,078)		2,113,632
Stock options exercised, shares	2,415,666
Stock options expired		(214,387)	214,387
Stock options cancelled		(9,919)	9,919
Share-based compensation		3,882,026		3,882,026
Net loss for the year			(10,238,910)	(10,238,910)
Balance at Dec. 31, 2018	$ 270,513,901	$ 8,522,564	$ (63,856,702)	$ 215,179,763
Balance share at Dec. 31, 2018	259,809,678